SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 7 – SUBSEQUENT EVENTS

A significant shareholder has continued to pay expenses on behalf of the Company.  The additional amount paid from January 1, 2018 through April 15, 2018 is $6,158.  The loans are unsecured, payable on demand, and carry no interest.